Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 20, 2015
1492 Small Cap Core Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 1492 Small Cap Core Alpha Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those similar in size to companies in the Russell 2000 Index at the time of purchase. As of February 28, 2015, the Russell 2000 Index was composed of companies having market capitalizations of between $18.6 million and $10.3 billion. The Fund may continue to hold securities of companies that fall out of this range after purchase and no longer meet the Adviser’s small-cap company definition.

The Fund pursues its investment objective by investing primarily in U.S. small-capitalization companies that the Adviser believes offer the best risk-to-reward metrics at the time of purchase. The Fund’s “core” strategy allows the Adviser to acquire both small-cap growth and value stocks for the Fund’s portfolio and to focus on its best ideas in the small-cap universe. It is anticipated that the Fund’s portfolio will generally consist of between 20-40 stocks, and will be approximately equally divided between growth stocks and value stocks. In choosing investments, the Adviser may consider, among other factors, an issuer’s management, financial strength, valuation, business model, growth potential, dividends and cash flows.

		Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, and securities issued as part of an initial public offering (“IPO”). The Fund may also invest in exchange traded funds (“ETFs”) that invest primarily in small-cap stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap companies, some of which may have market capitalizations of less than $200 million, may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other mutual funds with similar investment strategies.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Value Style Risk. Value stocks may perform differently from the market as a whole and may never reach what the Adviser believes are their full market values.
  Exchange Traded Funds Risk. To the extent the Fund invests in ETFs, in addition to risks applicable to other equity securities, it will be subject to the risk that the ETFs may trade at prices below their net asset value and that an active market for an ETF’s shares may not develop. ETFs have their own management fees and expenses, which may be duplicative, and the Adviser will have no control over the ETF’s investment strategies or objectives.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate. This may mean that you will have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws. A high turnover rate may also result in higher brokerage fees, which may hurt Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 20, 2015, the Fund was known as 1492 Small Cap Growth Fund and invested primarily in small cap growth securities. The performance information below may have differed had the Fund instead pursued a small-cap core strategy during the time periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 571-1492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.1492Funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter, 2012, 14.79% Worst Quarter:2nd Quarter, 2012, (9.90%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of the date of this prospectus, the Russell 2000® Index replaces the Russell 2000 Growth® Index as the Fund’s benchmark to reflect the change in the Fund’s investment strategy to include both growth and value small cap stocks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 571-1492, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.1492Funds.com.
1492 Small Cap Core Alpha Fund | 1492 Small Cap Core Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[1]
One Year	rr_ExpenseExampleYear01	115
Three Years	rr_ExpenseExampleYear03	922
Five Years	rr_ExpenseExampleYear05	1,748
Ten Years	rr_ExpenseExampleYear10	3,898
2012	rr_AnnualReturn2012	10.78%
2013	rr_AnnualReturn2013	50.40%
2014	rr_AnnualReturn2014	(9.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.90%)
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
1492 Small Cap Core Alpha Fund | Return After Taxes on Distributions | 1492 Small Cap Core Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
1492 Small Cap Core Alpha Fund | Return After Taxes on Distributions and Sale of Fund Shares | 1492 Small Cap Core Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
1492 Small Cap Core Alpha Fund | Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011	[2]
1492 Small Cap Core Alpha Fund | Russell 2000 Growth Index® (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	20.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011	[2]

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2016 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund's average daily net assets, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the recoupment would not cause the Fund's net expenses to exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	Effective as of the date of this prospectus, the Russell 2000® Index replaces the Russell 2000 Growth® Index as the Fund's benchmark to reflect the change in the Fund's investment strategy to include both growth and value small cap stocks.